Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	116 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000164187
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PineBridge Dynamic Asset Allocation Fund, Institutional Shares
C000164186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares
Without Sales Load [Member] | C000164187
Average Annual Return [Line Items]
Average Annual Return, Percent		15.99%	5.90%	5.41%
Without Sales Load [Member] | C000164186
Average Annual Return [Line Items]
Average Annual Return, Percent		15.81%	5.77%	5.30%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	12.51%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%	12.51%
Bloomberg Global Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Treasury Index (USD)
Average Annual Return, Percent		4.35%	(3.17%)	(0.01%)
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return, Percent		15.15%	7.32%	7.55%
U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return, Percent		7.94%	9.39%	8.26%
Bloomberg Global Treasury Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Treasury Index (USD)
Average Annual Return, Percent		4.35%	(3.17%)	(0.01%)
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Average Annual Return, Percent		15.15%	7.32%	7.55%
U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	U.S. Consumer Price Index Less Food & Energy +5.00%
Average Annual Return, Percent		7.94%	9.39%	8.26%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	CPI returns for October 2025 were not calculated and therefore unavailable due to the government shutdown. Returns reflect the use of September 2025 CPI returns as a substitute for the unavailable returns.
[6]	CPI returns for October 2025 were not calculated and therefore unavailable due to the government shutdown. Returns reflect the use of September 2025 CPI returns as a substitute for the unavailable returns.